Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and benefits
Salaries and variable compensation	9,678	10,717	11,286
Social security	778	769	865
Other	800	817	850
Compensation and benefits	11,256	12,303	13,001
Pension and other post-retirement expense	490	532	610
Severance and other compensation expense related to headcount reductions	218	456	715
Bank
Compensation and benefits
Salaries and variable compensation	9,455	10,440	10,971
Social security	763	751	842
Other	969	1,028	1,163
Compensation and benefits	11,187	12,219	12,976
Pension and other post-retirement expense	658	747	926
Severance and other compensation expense related to headcount reductions	218	427	576